Note 4 - Fair Value Measurements - Schedule of Fair Value Liabilities With Unobservable Inputs 1 (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant [Member]
Balance	$ 0
Balance	0	$ 0
Convertible Note Warrants [Member] | Warrant [Member]
Balance	0
Balance	0	0
April 2025 Warrants [Member] | Warrant [Member]
Balance	0
Balance	0	0
The 2024 Convertible Notes [Member]
Balance	565	1,702
Movement in fair value	67	728
Conversions	0	(2,336)
Loss from extinguishment of debt	0	0
Balance	632	565
The 2024 Convertible Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Conversions	0
The 2024 Convertible Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Conversions	0
OID Notes [Member]
Balance	9,335	0
Movement in fair value	2,296	3,239
Conversions	(5,257)	0
Loss from extinguishment of debt	(5,257)	3,187
Balance	100	9,335
OID Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Conversions	(5,755)
OID Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Conversions	(519)
Total Notes [Member]
Balance	9,900	1,702
Movement in fair value	2,363	3,967
Conversions	(5,257)	(2,336)
Loss from extinguishment of debt	(5,257)	3,187
Balance	732	$ 9,900
Total Notes [Member] | Conversion of Debt Into Series D Convertible Preferred Stock [Member]
Conversions	(5,755)
Total Notes [Member] | Conversion of Debt Into Series E Convertible Preferred Stock [Member]
Conversions	$ (519)